Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed statement of cash flows - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 1,175,549	$ (409,152)	$ 3,581,333	$ 3,172,181	$ 4,347,730
Stock compensation expense
Due from related party
Accrued costs and expenses			(930,700)	(908,274)	(778,765)
Due to related party			50,000	110,000	170,000
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	110,066	(1,454,869)	(13,888)	(1,468,757)	(1,358,691)
Stock compensation expense		157,140		157,140	157,140
Due from related party					(15,000)
Accrued costs and expenses			53,443	1,411,278	1,375,970
Due to related party			(39,555)	(99,661)	(159,419)
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 1,285,615	(1,864,021)	3,567,445	1,703,424	2,989,039
Stock compensation expense		$ 157,140		157,140	157,140
Due from related party					(15,000)
Accrued costs and expenses			(877,257)	503,004	597,205
Due to related party			$ 10,445	$ 10,339	$ 10,581